Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     31628    573495  SH          Sole
Accenture Ltd	     Common    G1150G111     16915    480958  SH	  Sole
Adobe Systems        Common    00724F101     25821    725511  SH          Sole
Alcon Inc	     Common    H01301102     31127    218821  SH          Sole
Auto Data Processing Common    053015103     27279    643526  SH          Sole
Autodesk	     Common    052769106     23775    755238  SH          Sole
Bard (C.R)	     Common    067383109     29922    310391  SH	  Sole
Bershire Hathaway B  Common    084670207       403        90  SH          Sole
CH Robinson Inc	     Common    12541W209      8024    147500  SH	  Sole
Cisco Sys Inc        Common    17275R102     35966   1492978  SH          Sole
Coca-Cola CO         Common    191216100     27772    456253  SH          Sole
Expeditors Intl      Common    302130109     18084    400255  SH          Sole
Genentech Inc	     Common    368740406     28197    347340  SH          Sole
Mastercard	     Common    57636Q104     42372    190017  SH          Sole
Microsoft Corp.      Common    594918104     32363   1140350  SH          Sole
Oracle Corp	     Common    68389X105     33055   1689912  SH          Sole
Pepsico Inc          Common    713448108     27770    384626  SH          Sole
Qualcomm Inc         Common    747525103     15966    389420  SH	  Sole
St. Jude Medical Inc Common    790849103     23375    541205  SH          Sole
Staples Inc          Common    855030102     26137   1182141  SH          Sole
Stryker		     Common    863667101     30785    473250  SH	  Sole
Varian Medical Sys   Common    92220P105      7428    158580  SH	  Sole